Income taxes	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income taxes recognized during the three months ended March 31, 2023 and March 31, 2022, comprise:

	Three Months Ended
	March 31, 2023	March 31, 2022
	(in thousands)
Provision for income taxes	$14,273	$13,286

As at March 31, 2023 the Company maintains a $243.5 million liability (December 31, 2022: $240.2 million) for unrecognized tax benefit, which is comprised of $218.2 million (December 31, 2022: $217.6 million) related to items generating unrecognized tax benefits and $25.3 million (December 31, 2022: $22.6 million) for interest and penalties related to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed the filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to audit by the major tax jurisdictions where the Company does business are the 2016 through 2022 tax years. During such audits, local tax authorities may challenge the positions taken by us in our tax returns.